Note 9 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Amount	$ 28,201
Finite-Lived Intangible Asset, Useful Life (Year)	8 years
Customer Relationships [Member]
Amount	$ 15,398
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Other Intangible Assets [Member]
Amount	$ 12,803
Finite-Lived Intangible Asset, Useful Life (Year)	5 years 6 months